Derivative Instruments - Additional Information (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	Dec. 31, 2012 Cross currency swap agreement [Member] USD ($)
Derivative [Line Items]
Senior unsecured bond issued				700,000,000	700,000,000
Derivative fair value liabilities, net		600,000
Derivative fair value assets, net	1,100,000
Unrealized losses on derivatives	(8,923,000)	10,221,000	26,700,000			(2,700,000)
Realized gains on derivatives						$ 300,000